Offsets	Mar. 27, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Pliant Therapeutics, Inc.
Form or Filing Type	S-3
File Number	333-270862
Initial Filing Date	Mar. 27, 2023
Fee Offset Claimed	$ 16,530.00
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, $0.0001 par value per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 150,000,000.00
Termination / Withdrawal Statement	On March 27, 2023, the registrant filed a registration statement on Form S-3 (Registration No. 333-270862) (the "2023 Registration Statement") containing (i) a base prospectus registering the offer and sale of an indeterminate amount and number of the securities described therein and (ii) a sales agreement prospectus covering the offer and sale of up to $150,000,000.00 of shares the registrant's common stock, $0.0001 par value per share, in an "at the market" offering (the "ATM Prospectus"). In connection with the 2023 Registration Statement, the registrant paid a filing fee of $16,530.00 to register the offering of the shares of common stock to be sold under the ATM Prospectus. No shares have been sold under the ATM Prospectus. The 2023 Registration Statement expired on March 27, 2026, and the registrant has terminated the offering that included the unsold shares of common stock under the ATM Prospectus. Pursuant to Rule 457(p) under the Securities Act, the registration fee of $16,530.00 that has already been paid and remains unused with respect to the securities that were previously registered pursuant to the ATM Prospectus and not sold thereunder may be applied to offset the filing fees payable pursuant to this registration statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Pliant Therapeutics, Inc.
Form or Filing Type	S-3
File Number	333-270862
Filing Date	Mar. 27, 2023
Fee Paid with Fee Offset Source	$ 16,530.00